Intangible Assets (Details) - Schedule of intangible assets - BRL (R$) R$ in Millions	9 Months Ended
	Sep. 30, 2022		Sep. 30, 2021
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Intangible assets, beginning balance	R$ 1,887
Additions	3,152
Amortizations	(21)
Intangible assets, ending balance	5,018
Lease right of use [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Intangible assets, beginning balance	19
Additions
Amortizations	(2)
Intangible assets, ending balance	17
Goodwill [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Intangible assets, beginning balance	618		R$ 618
Additions
Amortizations
Intangible assets, ending balance	618		618
Softwares [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Intangible assets, beginning balance	75		70
Additions	11		12
Amortizations	(12)		(10)
Intangible assets, ending balance	74		72
Commercial Rights [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Intangible assets, beginning balance	1,136	[1]	310
Additions	3,141	[1]	26
Amortizations	(7)	[1]	(5)
Intangible assets, ending balance	4,270	[1]	331
Trade name [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Intangible assets, beginning balance	39		39
Additions
Amortizations
Intangible assets, ending balance	39		39
Intangible Assets [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Intangible assets, beginning balance	1,868		1,037
Additions	3,152		38
Amortizations	(19)		(15)
Intangible assets, ending balance	5,001		R$ 1,060
Assets And Rights [Member] | Lease right of use [Member]
Intangible Assets (Details) - Schedule of intangible assets [Line Items]
Intangible assets, beginning balance	19
Additions
Amortizations	(2)
Intangible assets, ending balance	R$ 17

[1]	In the nine-month period ended September 30, 2022, the column Additions includes amounts related to the acquisition of the 46 commercial points of Extra Hiper stores, in the amount of R$3,132 (see note 1.1.).